COMMON STOCK	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Equity [Abstract]
COMMON STOCK

NOTE 5 – COMMON STOCK

The Company has 75,000,000, $0.001 par value shares of common stock authorized.

During November 2023 the Company issued 755,000 shares of common stock for cash proceeds of $15,100 at $0.02 per share.

During December 2023 the Company issued 42,000 shares of common stock for cash proceeds of $840 at $0.02 per share.

There were 8,092,000 shares of common stock issued and outstanding as of April 30, 2025.

NOTE 5 – COMMON STOCK

The Company has 75,000,000, $0.001 par value shares of common stock authorized.

During September 2023 the Company issued 427,000 shares of common stock for cash proceeds of $8,540 at $0.02 per share.

During October 2023 the Company issued 868,000 shares of common stock for cash proceeds of $17,360 at $0.02 per share.

During November 2023 the Company issued 755,000 shares of common stock for cash proceeds of $15,100 at $0.02 per share.

During December 2023 the Company issued 42,000 shares of common stock for cash proceeds of $840 at $0.02 per share.

There were 8,092,000 and 7,295,000 shares of common stock issued and outstanding as of October 31, 2024 and 2023.